SCHEDULE OF WEIGHTED-AVERAGE ASSUMPTIONS USED IN BLACK-SCHOLES VALUATION METHOD (Details)	Dec. 17, 2021	Dec. 13, 2021	Jul. 22, 2020
Equity [Abstract]
Risk-free interest rate	1.215%	0.09%	0.08%
Expected volatility	86.64%	35.74%	40.11%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	5 years 10 months 2 days	1 year 6 months 21 days	9 months 7 days